TAXATION - Schedule of temporary differences, unused tax credits and unused tax losses (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 14,511,000	$ 18,228,212	$ 1,389,396
Expiry Date Range	2026 to 2039
USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 0	1,523,778	0
Expiry Date Range	No expiry date
Exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 942,000	3,611,809	3,611,809
Expiry Date Range	No expiry date
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 4,819,000	225,963
Expiry Date Range	No expiry date
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 2,262,000	2,998,633	5,424
Expiry Date Range	2038 to 2041
Biological assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 886,000	278,920
Expiry Date Range	No expiry date
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 2,949,000	941,954
Expiry Date Range	No expiry date
Marketable securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 15,000	15,498	15,498
Expiry Date Range	No expiry date
Asset retirement obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 54,000	54,243	54,243
Expiry Date Range	No expiry date
Allowable capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 135,000	344,223	209,223
Expiry Date Range	No expiry date
Non-capital losses available for future period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 14,511,000	$ 19,751,990	$ 1,389,396
Expiry Date Range	Varies